PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant and Equipment

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2019
Cost model
Furniture and facilities	1,008,692	10	—	—	—	—	1,008,692	(693,705)	—	—	(3,434)	—	(697,139)	311,553
Machinery and equipment	3,104,196	5	—	192,354	—	(140,581)	3,155,969	(2,495,971)	312,750	—	(624,196)	—	(2,807,417)	348,552
Vehicles	173,783	5	—	34,806	—	(35,494)	173,095	(58,803)	15,658	—	(31,073)	—	(74,218)	98,877
Right of use assets	—	—	—	1,503,784	—	—	1,503,784	—	644	—	(567,192)	—	(566,548)	937,236
Construction in progress	548,023	—	—	113,370	—	(181,216)	480,177	—	—	—	—	—	—	480,177
Revaluation model
Land and Buildings	1,863,622	50	(62,080)	108,422	—	(92)	1,909,872	(90,547)	29,791	—	(23,433)	—	(84,189)	1,825,683
Total	6,698,316		(62,080)	1,952,736	—	(357,383)	8,231,589	(3,339,026)	358,843	—	(1,249,328)	—	(4,229,511)	4,002,078

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2018
Cost model
Furniture and facilities	930,958	10	—	69,318	9,136	(720)	1,008,692	(624,844)	—	(6,443)	(58,389)	(4,029)	(693,705)	314,987
Machinery and equipment	2,925,963	5	—	183,808	19,777	(25,352)	3,104,196	(2,229,327)	20,283	(17,485)	(252,056)	(17,386)	(2,495,971)	608,225
Vehicles	143,263	5	—	54,561	2,769	(26,810)	173,783	(61,193)	15,702	(395)	(12,085)	(832)	(58,803)	114,980
Construction in progress	658,429	—	—	188,663	—	(299,069)	548,023	—	—	—	—	—	—	548,023
Revaluation model
Land and Buildings	1,581,142	50	474,704	—	—	(192,224)	1,863,622	(154,595)	64,048	—	—	—	(90,547)	1,773,075
Total	6,239,755	—	474,704	496,350	31,682	(544,175)	6,698,316	(3,069,959)	100,033	(24,323)	(322,530)	(22,247)	(3,339,026)	3,359,290

Summary of Revaluation of Property Plant and Equipment

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2019	1,825,683	1,887,763	(62,080)
Land and buildings	12/31/2018	1,773,074	1,298,370	474,704